Document and Entity Information	Sep. 22, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001845013
Document Type	8-K
Document Period End Date	Sep. 22, 2021
Entity Registrant Name	HEALTHWELL ACQUISITION CORP. I
Entity Incorporation State Country Code	DE
Entity File Number	001-40697
Entity Tax Identification Number	86-1911840
Entity Address, Address Line One	1001 Green Bay Rd. #227
Entity Address, City or Town	Winnetka
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60093
City Area Code	(847)
Local Phone Number	230-9162
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	HWELU
Security Exchange Name	NASDAQ
Class 160 A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	HWEL
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	HWELW
Security Exchange Name	NASDAQ